Consolidated balance sheets - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash and cash equivalents	R$ 66,767	R$ 79,969
Financial investments	210,103	131,239
Note receivables	3,522,349	1,715,514
Receivables from related parties	124,723	300,809
Inventories	61,609	21,023
Taxes recoverable	14,446	17,703
Other receivables	27,956	4,495
Total current assets	4,027,953	2,270,752
NON-CURRENT ASSETS
Judicial deposits	872	534
Prepaid expenses	160	146
Deferred income tax and social contribution	37,015	8,305
Property and equipment	10,889	4,558
Intangible assets	158,868	86,108
Total non-current assets	207,804	99,651
TOTAL ASSETS	4,235,757	2,370,403
CURRENT LIABILITIES
Payables to third parties	3,080,569	1,304,031
Trade payables	92,444	61,719
Trade payables to related parties	39,101	76,249
Derivative financial instruments	0	6,613
Borrowings	0	205,204
Salaries and social charges	34,269	20,269
Taxes and contributions	52,064	6,911
Provision for contingencies	4,648	680
Dividends payable and interest on own capital	0	22,243
Other payables	15,872	15,244
Total current liabilities	3,318,967	1,719,163
Deferred income tax and social contribution	42,809	24,378
Other payables	3,590	0
Total non-current liabilities	46,399	24,378
EQUITY
Share capital	524,577	524,577
Legal reserve	30,216	6,277
Equity valuation adjustments	55	0
Profit retention reserve	312,047	96,008
Non-controlling interests	3,496	0
TOTAL EQUITY	870,391	626,862
TOTAL LIABILITIES AND EQUITY	R$ 4,235,757	R$ 2,370,403